REVENUES (Revenues By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 46,626	$ 50,235	$ 45,646
Israel [Member]
Revenues	24,807	27,992	21,965
Europe [Member]
Revenues	9,383	10,623	11,583
North America [Member]
Revenues	5,892	6,227	7,664
India [Member]
Revenues	5,240	3,294	1,280
Rest Of The World [Member]
Revenues	$ 1,304	$ 2,099	$ 3,154